Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases [Abstract]
Schedule of future lease payments for leaseback agreement
The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2020	December 31, 2019

Less than one year	22,667	22,853
Between one and five years	56,545	79,211
Total future lease payables	79,211	102,064

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2020	December 31, 2019
Less than 1 year	49,218	32,903
Between 1 and 5 years	14,714	31,870
Total future lease payments	63,932	64,773

Schedule of right-of-use assets
Right-of-use assets

(in thousands of USD)	Bare boats	Time charters	Office rental	Company cars	Total

Balance at January 1, 2019	83,698	—	3,711	189	87,598
Additions to right-of-use assets	—	—	—	653	653
Depreciation charge for the year	(28,287)	—	(900)	(78)	(29,265)
Derecognition of right-of-use assets	—	—	(78)	—	(78)

Balance at December 31, 2019	55,411	—	2,733	764	58,908

(in thousands of USD)	Bare boats	Time charters	Office rental	Company cars	Total

Balance at 1 January 2020	55,411	—	2,733	764	58,908
Additions to right-of-use assets	—	24,873	762	66	25,701
Depreciation charge for the year	(28,364)	(2,078)	(1,092)	(167)	(31,702)
Derecognition of right-of-use assets	—	—	—	—	—
Translation differences	—	—	36	12	48

Balance at 31 December 2020	27,047	22,795	2,438	675	52,955

Operating lease expenses recognized in profit and loss
Amounts recognized in profit or loss

(in thousands of USD)

	2020	2019
Interest on lease liabilities	(3,287)	(4,811)
Depreciation right-of-use assets	(31,702)	(29,265)
Expenses relating to short-term leases	—	(103)
Low-value leases	(228)	(851)

Amounts recognized in the statement of cash flows	Amounts recognized in statement of cash flows

(in thousands of USD)	2020	2019

Total cash outflow for leases	(37,779)	(30,214)
Total cash inflow for leases	1,786	1,251

Disclosure of maturity analysis of operating lease payments
The future undiscounted lease payments to be received for these lease agreements are as follows:

(in thousands of USD)	December 31, 2020	December 31, 2019
Less than one year	123,319	143,748
Between one and five years	303,561	263,406
More than five years	217,354	27,362
Total future lease receivables	644,234	434,516

Future minimum lease receivables for operating leases
The following table sets out a maturity analysis of the lease receivables related to the subleased office space, showing the undiscounted sublease payments to be received after the reporting date.

(in thousands of USD)	December 31, 2020	December 31, 2019
Less than 1 year	2,328	2,229
One to two years	2,359	2,304
Two to three years	1,898	2,335
Three to four years	1,689	1,890
Four to five years	1,285	1,689
More than 5 years	—	1,285
Total undiscounted lease receivables	9,559	11,732